Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have adopted a comprehensive risk management system to manage various risks that it faces, including financial risks, operational risks, compliance risks and cybersecurity risks. In particular, cybersecurity risk management is a core component of our overall risk management framework. We have engaged independent registered public accounting firm to conduct independent audits on our compliance with the internal control requirements under the Sarbanes-Oxley Act of 2002, and IT general controls (ITGC) is an important part of it. ITGC audits and consultancy cover cybersecurity, including information technology governance, information security (network and data security), access controls, system change management and operation maintenance management. We have established an array of risk management procedures to identify, assess and manage such risks, primarily consisting of (i) preventive measures such as cybersecurity management policy and personal information protection policy, among others, to prevent cybersecurity incidents and (ii) remediation measures such as personal information incidents response plan and cybersecurity incident response plan, among others, to remediate cybersecurity incidents.

As part of our preventive measures, our cybersecurity management policy protects the security of our network structure and equipment, prevents unauthorized access and sets out procedures to monitor and assess our network operation. Our personal information protection policy classifies personal information, sets out managing procedures based on such classification and only grants access to employees of designated positions. We have different level of authorizations corresponding to the responsibilities associated with each type of position. We have also adopted other preventive policies to ensure the safety of our system, mailbox, cloud, IT projects and software development, among others.

In addition, we adopted policies and procedures to remediate cybersecurity incidents. Our personal information incidents response plan sets out procedures to handle personal information incidents of different materiality level and record-keeping policies to continuously enhance its personal information protection capabilities. Our cybersecurity incident response plan sets out procedures to handle cyber-attack, computer virus and other impacts caused by natural disasters and accidents. We have also adopted other remediation policies such as malfunction handling procedures and data backup plans to minimize the loss caused by cybersecurity incidents.

Engagement of Third-Party Service Providers

To comply with the requirements under the Cybersecurity Law and Data Security Law and enhance the security of our information technology systems, we have engaged third-party agencies to perform system assessments and rectifications for hierarchical cybersecurity protection on a periodic basis.

We have adopted third-party security assessment procedures and data outflow control procedures to manage risks from cybersecurity threats associated with our use of third-party service providers. For example, our servers are housed at third-party data centers, and our operations depend on the service providers’ ability to protect such systems in their facilities as well as their own systems. We perform security assessment on such third parties by assessing their cybersecurity policies, data encryption and privacy policies and relevant certificates, establishing procedures in granting such third parties access to our database and requiring them to conduct regular inspections. Since in cooperation with third-party service providers may involve data outbound, we desensitize sensitive information before transferring such data. We do not allow third-party service providers to directly access its database and it includes customary confidentiality clause in the agreements it enters into with them.

Risks from Cybersecurity Threats

We face risks associated with cybersecurity threats in carrying out its business operations. For more details, see “Item 3. Key Information—D. Risk Factors—Risks Relating to Our Business and Industry—Technology is a critical aspect in the efficient operation of our business, and if any of our systems contain undetected errors, or if we fail to effectively implement technology initiatives or anticipate future technology needs or demands, our operations may be materially and adversely affected”; and “Item 3. Key Information—D. Risk Factors— Risks Relating to Our Business and Industry—Security threats to our crypto mining business could result in a loss of our crypto assets collateralized, or damage to our reputation and our brand, each of which could adversely affect an investment in our securities.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have adopted a comprehensive risk management system to manage various risks that it faces, including financial risks, operational risks, compliance risks and cybersecurity risks. In particular, cybersecurity risk management is a core component of our overall risk management framework. We have engaged independent registered public accounting firm to conduct independent audits on our compliance with the internal control requirements under the Sarbanes-Oxley Act of 2002, and IT general controls (ITGC) is an important part of it. ITGC audits and consultancy cover cybersecurity, including information technology governance, information security (network and data security), access controls, system change management and operation maintenance management. We have established an array of risk management procedures to identify, assess and manage such risks, primarily consisting of (i) preventive measures such as cybersecurity management policy and personal information protection policy, among others, to prevent cybersecurity incidents and (ii) remediation measures such as personal information incidents response plan and cybersecurity incident response plan, among others, to remediate cybersecurity incidents.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Board of Directors

Our board of directors is responsible for and engaged in the oversight of our continuous efforts in monitoring, assessing and managing the risks associated with cybersecurity threats or incidents. When material cybersecurity risks and incidents occur or in other cases where management deems necessary, the board reviews reports from management and discusses remediation plans with them.

In addition, our audit committee is responsible for risk assessment and risk management, including risks relating to cybersecurity threats or incidents. The responsibilities of our audit committee include discussing policies with respect to risk assessment and risk management with management, internal auditors and the independent auditor.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our board of directors is responsible for and engaged in the oversight of our continuous efforts in monitoring, assessing and managing the risks associated with cybersecurity threats or incidents. When material cybersecurity risks and incidents occur or in other cases where management deems necessary, the board reviews reports from management and discusses remediation plans with them.

In addition, our audit committee is responsible for risk assessment and risk management, including risks relating to cybersecurity threats or incidents. The responsibilities of our audit committee include discussing policies with respect to risk assessment and risk management with management, internal auditors and the independent auditor.

Cybersecurity Risk Role of Management [Text Block]

Management

Our management is informed about and monitors the prevention, detection, mitigation and remediation of cybersecurity risks and incidents primarily through (i) Cybersecurity Leadership Group, (ii) Implementation Group and (iii) Supervision Group. The Cybersecurity Leadership Group, which is led by our chief executive officer and manager of information technology, is in charge of establishing and overseeing cybersecurity policies and strategies. The Implementation Group, comprising maintenance and securities department and other relevant departments, is in charge of executing technical controls and solutions to safeguard our system, network and IT infrastructure, among others. The Supervision Group, comprising our internal auditors and internal control department, is in charge of ongoing assessment of its cybersecurity work and compliance, including the internal control assessment in accordance with the Sarbanes-Oxley Act.

Based on information obtained through Cybersecurity Leadership Group, Implementation Group and Supervision Group, our management makes assessments of cybersecurity risks and incidents and regularly reports information about such risks and incidents as well as their assessment to the board of directors, to foster the board’s understanding on such risks and enable them to make decisions timely.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	chief executive officer and manager of information technology
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our management is informed about and monitors the prevention, detection, mitigation and remediation of cybersecurity risks and incidents primarily through (i) Cybersecurity Leadership Group, (ii) Implementation Group and (iii) Supervision Group. The Cybersecurity Leadership Group, which is led by our chief executive officer and manager of information technology, is in charge of establishing and overseeing cybersecurity policies and strategies. The Implementation Group, comprising maintenance and securities department and other relevant departments, is in charge of executing technical controls and solutions to safeguard our system, network and IT infrastructure, among others. The Supervision Group, comprising our internal auditors and internal control department, is in charge of ongoing assessment of its cybersecurity work and compliance, including the internal control assessment in accordance with the Sarbanes-Oxley Act.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true